Stock Options	12 Months Ended
Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock Options
18.	Stock Options
(a)	Stock Option Plan

The board of directors approved a stock option plan (the “2003 Plan”) effective on November 1, 2003, pursuant to which directors, officers, employees and consultants of the Company are eligible to receive grants of options for the Company’s common stock. The 2003 Plan expires on November 1, 2023. Up to 10% of the Company’s then outstanding common stocks were reserved for issuance under the 2003 Plan. As of December 31, 2016, 42,800 shares of common stock under the 2003 Plan remain available for issuance. Each stock option entitles its holder to purchase one share of common stock of the Company. Options may be granted for a term not exceeding 10 years from the date of grant. The 2003 Plan is administered by the board of directors.

In December 2011, the Company granted 767,000 options to employees with an exercise price of $2.37, being the quoted market price of the Company’s shares at the time of grant. 10% of the options vest every three months from December 26, 2012 to March 26, 2015 and expired on December 25, 2017. This grant was fully vested on March 26, 2015.

On August 22, 2012, the board of directors approved a new stock option plan (the “2012 Plan”), which allowed the Company to issue up to 4,000,000 options for common shares and restricted shares of the Company to directors, officers, employees and consultants of the Company. Each stock option entitles its holder to purchase one share of common stock of the Company. Options and restricted shares may be granted for a term not exceeding 10 years from the date of grant. The 2012 Plan is administered by the board of directors. The 2012 Plan will expire on August 22, 2022. Any awards that are outstanding on August 22, 2022 will remain in force according to the terms of the 2012 Plan and the applicable award agreement.

On May 1, 2015, the Company granted 729,000 restricted shares (the “Restricted Shares”) at par value of $0.001 and 1,341,000 options (the “Options”) under the 2012 Plan with an exercise price of $4.98, being the quoted market price of the Company’s shares at the time of grant. The options will expire on April 30, 2023. One-fifth of the Restricted Shares and Options shall vest on the first, second, third, fourth and fifth anniversaries of date of grant, respectively. The Restricted Shares are not subject to any restriction on transfer and repurchase after they are vested. 20% of the Options and Restricted Shares were vested on May 1, 2016. On December 16, 2016, the board of directors approved that an additional 30% of the Options to be vested on December 16, 2016, and restrictions of an additional 30% of the Restricted Shares were removed on December 16, 2016. On April 25, 2018, the board of directors approved that all remaining unvested Options and Restricted Shares that were granted on May 1, 2015 were fully vested on April 25, 2018.

On January 30, 2018, the Company granted 2,800 options to employees with an exercise price of $2.37, vesting immediately. The grant expired on December 31, 2018.

On March 7, 2018, the Company granted 2,000,000 restricted shares (the “2018 Restricted Shares”) at par value of $0.001 under the 2012 Plan, to certain officers and employees of the Company. 60% of the 2018 Restricted Shares will vest on the third anniversary of the date of grant, the remaining 40% 2018 Restricted Shares will vest on the fourth and the fifth anniversary evenly.

(b)	Share-based Payment Award Activity

A summary of the Company’s stock options activity for the 2003 and 2012 Plan is presented below:

	Number of Options	Weighted Average Exercise Price ($/option)	Aggregate Intrinsic Value ($)
Outstanding as of January 1, 2018	1,028,500	$4.98	$2,982,650
Granted	2,800	2.37	—
Exercised	(156,300)	4.93	—
Forfeited / Expired	(71,000)	4.98	—
Outstanding as of December 31, 2018	804,000	$4.98	$1,575,840
Vested and expected to vest at December 31, 2018	804,000	$4.98	1,575,840
Exercisable as of December 31, 2018	804,000	$4.98	$1,575,840

A summary of the Company’s non-vested restricted share activity for the 2012 plan is presented below:

	Number of Non-Vested Restricted Shares	Weighted Average Grant Date Fair Value ($)
Non-vested as of January 1, 2018	272,000	$4.98
Granted	2,000,000	8.25
Vested	(220,500)	4.98
Forfeited	(51,500)	4.98
Non-vested as of December 31, 2018	2,000,000	$8.25

As at December 31, 2018

Exercise Prices ($/option)	Number of Options Outstanding	Remaining Average Contractual Life (years)	Average Exercise Price ($/option)	Number of Options Exercisable	Remaining Contractual Life (years)	Average Exercise Price ($/option)
$4.98	804,000	4.33	4.98	804,000	$4.33	$4.98
	804,000	4.33	4.98	804,000	4.33	4.98

Share-based compensation expense, included in cost of sales, selling, general and administrative expenses and R&D expenses is charged to operations over the vesting period of the options using the straight-line amortization method. The share-based compensation expense was $4,305 in 2018 (2017 - $979, 2016 - $2,409). As of December 31, 2018, there was $nil and $12,561 of unrecognized compensation cost related to non-vested stock options and non-vested restricted shares, respectively, granted under the 2012 Plan, which will be recognized over a weighted average period of 50 months, respectively.

The aggregate intrinsic value of the Company’s stock options is calculated as the difference between the exercise price of the options and the quoted price of the common shares that were in the money. The aggregate intrinsic value of the Company’s stock options exercised under the 2003 Plan and the 2012 Plan was $13 and $413 for year ended December 31, 2018, respectively, determined as of the date of option exercise (2017 - $861, 2016 - $386).

The estimated fair value of stock options vested during the year ended December 31, 2018 was $1,135 (2017 – 384, 2016 - $1,567).